Operating expenses - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Reversal of share-based compensation expense			€ 0.8
Licensing and collaboration agreement with CTTQ
Disclosure of attribution of expenses by nature to their function [line items]
Withholding tax (as a percent)	10.00%
Withholding taxes	€ 1.0	€ 0.5	€ 1.3